Leases - Schedule of amounts recognized in statement of cash flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Leases [Abstract]
Total cash outflow for leases	$ (21,942)	$ (25,527)
Total cash inflow for leases	$ 1,706	$ 2,036